Warrant Liabilities - Schedule of the Warrant Liabilities (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Schedule of the Warrant Liabilities [Line Items]
Number of other equity instruments outstanding, Beginning Balance	9,098,514	9,098,514
Amount, Beginning Balance	$ 821,697	$ 31,943,365
Number of warrants, Warrants issued (in Shares) | shares		3,029,748	9,098,514
Warrants issued		$ 7,007,643	$ 33,989,639
Number of warrants, Warrants cancelled (in Shares) | shares		(3,029,748)
Warrants cancelled		$ (5,887,840)
Number of warrants, Pre-funded warrants issued (in Shares) | shares		300,000
Pre-funded warrants issued		$ 927,463
Number of warrants, Pre-funded warrants exercised (in Shares) | shares		(300,000)
Pre-funded warrants exercised		$ (927,463)
Number of warrants, Revaluation of warrant liabilities (in Shares) | shares
Revaluation of warrant liabilities	$ 4,522,523	$ (32,010,637)	$ (1,551,013)
Number of warrants, Foreign currency translation (in Shares) | shares
Foreign currency translation	$ 112,529	$ (230,834)	$ (495,261)
Number of other equity instruments outstanding, Ending balance	9,098,514	9,098,514	9,098,514
Amount, Ending balance	$ 5,456,749	$ 821,697	$ 31,943,365